Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The useful lives of the property and equipment are as follows:

Lab equipment	5 years
Computer equipment and software	3 years